COSTS, BILLINGS, AND ESTIMATED EARNINGS ON UNCOMPLETED CONTRACTS (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Costs incurred on uncompleted contracts
Costs incurred on uncompleted contracts and estimated earnings		$ 2,476,716	$ 11,299,753
Less billings to date		(816,989)	(8,793,159)
Unbilled contracts receivable		1,659,727	2,506,594
Costs in excess of billings on uncompleted contracts
Cost and estimated earnings in excess of billings on uncompleted contracts	4,620,300	2,312,947	6,263,943
Billings in excess of costs and estimated earnings on uncompleted contracts	(2,531,275)	(653,220)	(3,757,349)
Unbilled contracts receivable		$ 1,659,727	$ 2,506,594